Document and Entity Information	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 12, 2026
Entity Registrant Name	CONTANGO ORE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35770
Entity Tax Identification Number	27-3431051
Entity Address Address Line 1	516 2nd Avenue
Entity Address Address Line 2	Suite 401
Entity Address City Or Town	Fairbanks
Entity Address State Or Province	AK
Entity Address Postal Zip Code	77098
City Area Code	907
Local Phone Number	888-4273
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CTGO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Description	Contango ORE, Inc. (the “Company”) previously filed a Technical Report Summary for the Company’s Johnson Tract Project, effective date May 12, 2025 (the “Original TRS”), as Exhibit 96.1 to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on May 12, 2025 (the “Original Filing”). This Amendment No. 1 to the Original Filing (this “Form 8-K/A”) is being filed solely to file a revised Technical Report Summary for the Company’s Johnson Tract Project, as amended on January 12, 2026 (the “Amended TRS”), and related consents.The Original TRS inadvertently listed “Contango Ore”, rather than Dave G Larimer, the Company’s Exploration Manager, as one of the qualified person signatories for the report. The Amended TRS is being filed to reflect the inclusion of Mr. Larimer as a qualified person signatory to the report. Except for this change, the Amended TRS does not modify or update the information, analyses, assumptions, conclusions or recommendations presented in the Original TRS and all such information is current as of May 12, 2025.A copy of the Amended TRS is filed as Exhibit 96.1 to this Form 8-K/A and is incorporated herein by reference. Except for the Amended TRS and the consents of the qualified persons with respect to the filing of the Amended TRS, no other changes have been made to the Original Filing or any other exhibit.
Entity Central Index Key	0001502377